Basic and diluted earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Earnings per share [Line Items]
Profit for the year	$ 830,188,000	$ 416,263,000	$ 32,682,000
Weighted average number of share outstanding	253,986,867	253,986,867	253,986,867
Basic earnings per share	$ 3.08	$ 1.59	$ 0.08
Diluted earnings per share	$ 3.08	$ 1.59	$ 0.08
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Earnings per share [Line Items]
Profit for the year	$ 1,367,129,000	$ 953,177,000	$ 778,964,000
Weighted average number of share outstanding	350,056,012	350,056,012	350,056,012
Basic earnings per share	$ 3.905	$ 2.723	$ 2.225
Diluted earnings per share	$ 3.905	$ 2.723	$ 2.225